ACCOUNTS RECEIVABLE, NET - Summary (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 263,994,880		¥ 329,336,616
Allowance for doubtful accounts	(169,038,710)		(29,593,693)	¥ (4,549,366)	¥ (3,307,381)
Accounts receivable, net	¥ 94,956,170	$ 13,374,297	¥ 299,742,923